Income taxes (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of deferred tax assets not recognized [Table Text Block]
	2017	2016
	$	$

Non-capital losses carried forward	25,078	17,604
Tax credits carried forward	5,908	4,318
Accounting basis of property and equipment and intangible assets in excess of tax basis	48	(1,288)
Scientific research and experimental development expenditures	9,441	7,353
Share issue costs and other	1,182	346
	41,657	28,333

Disclosure of non-capital tax losses expiry [Table Text Block]
Federal
$

2025	3,213
2026	6,457
2027	4,659
2028	4,169
2029	3,784
2030	1,905
2031	1,624
2032	2,883
2033	2,132
2034	5,708
2035	9,172
2036	20,724
2037	28,203
94,633

Disclosure of reconciliation of the Canadian statutory income tax rate [Table Text Block]
	2017	2016
	$	$

Statutory income tax rate	26.5%	26.5%

Income tax recovery based on statutory income tax rate	(11,966)	(9,388)
Investment tax credits	(1,567)	(1,204)
Share-based compensation and other	213	4,705
Change in unrecognized tax assets	13,324	2,206

Income tax expense	4	(3,681)